Pension and Postretirement Benefits - Schedule of Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Pension Obligation Current And Net Of Current Line Items
Pension obligation, current portion	$ 20,044	[1]	$ 22,005	[1]
Pension obligation, net of current portion	177,218	[1]	143,673	[1]
Pension plans [Member]
Schedule Of Pension Obligation Current And Net Of Current Line Items
Pension obligation, current portion	18,313		20,535
Pension obligation, net of current portion	129,445		100,371
Total pension obligation	147,758		120,906
Other postretirement benefit obligations [Member]
Schedule Of Pension Obligation Current And Net Of Current Line Items
Postretirement obligation, current portion	1,731		1,470		1,259
Postretirement obligation, net of current portion	47,773		43,302		39,275
Total postretirement obligation	$ 49,504		$ 44,772		$ 40,534

[1]	See Note 16